Equity and Redeemable Securities (Tables)	12 Months Ended
Dec. 31, 2013
Equity and Temporary Equity Disclsoure [Abstract]
Schedule of temporary equity
The following table shows the changes in the classes of preferred stock, which are recorded as redeemable securities (outside of permanent equity):

	Class A		Class B		Class C
	Shares	Amount	Shares	Amount	Shares	Amount
December 31, 2011	5,100	$—	48,760	$54,997	—	$—
Issuance of Class C Convertible Preferred stock	—	—	—	—	5,000	5,000
Recognition of beneficial conversion feature on Class C Convertible Preferred stock	—	—	—	—	—	(5,000)
Deemed dividend on Class C Convertible Preferred stock	—	—	—	—	—	5,000
Dividends accrued on Class B Senior Preferred stock	—	—	—	4,480	—	—
Redemption of Class B Senior Preferred stock	—	—	(12,372)	(12,372)	—	—
Dividends paid on Class B Senior Preferred stock	—	—	—	(10,628)	—	—
December 31, 2012	5,100	—	36,388	36,477	5,000	5,000
Conversion of Saturn Acquisition Holdings, LLC preferred stock to Stock Building Supply Holdings, Inc. preferred stock (Note 1)	—	—	1,079	—	—	—
Dividends accrued on Class B Senior Preferred stock	—	—	—	1,836	—	—
Reclassification and conversion of preferred stock to common stock in connection with the IPO (Note 2)	(5,100)	—	(37,467)	(38,313)	(5,000)	(5,000)
December 31, 2013	—	$—	—	$—	—	$—